Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Sales of goods and services	$ 686,644	$ 435,558	$ 243,230
Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	257,648	168,665	104,077
Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	16,414	20,343	17,139
Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	19,506	14,180	3,313
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	49,699	25,420	11,071
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	144,333	91,496	48,368
Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	64,344	35,868	22,030
Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	24,475	19,590	10,334
Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	39,341	18,342	7,703
Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	20,066	12,760	4,207
Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	6,087	4,961	2,979
Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	44,731	23,933	12,009
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	2,087	3,181	774
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	2,087	3,181	774
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	537,791	336,569	195,235
Downstream [member] | Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	257,648	168,665	104,077
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	709	260	4,067
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	116,742	71,746	36,810
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	64,344	35,868	22,030
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	24,475	19,590	10,334
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	39,341	18,342	7,703
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	20,066	12,760	4,207
Downstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	6,087	4,961	2,979
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	8,379	4,377	3,028
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	125,853	86,883	44,408
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	15,705	20,083	13,072
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	19,506	14,180	3,313
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	49,699	25,420	11,071
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	27,591	19,750	11,558
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	13,352	7,450	5,394
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	20,913	8,925	2,813
Corporation and others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 20,913	$ 8,925	$ 2,813